Shareholder Fees	Jul. 29, 2025 USD ($)
BRANDES INTERNATIONAL EQUITY FUND | Class A | BRANDES INTERNATIONAL EQUITY FUND
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]
BRANDES INTERNATIONAL EQUITY FUND | Class C | BRANDES INTERNATIONAL EQUITY FUND
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[2]
BRANDES INTERNATIONAL EQUITY FUND | Class I | BRANDES INTERNATIONAL EQUITY FUND
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
BRANDES INTERNATIONAL EQUITY FUND | Class R6 | BRANDES INTERNATIONAL EQUITY FUND
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
BRANDES GLOBAL EQUITY FUND | Class A | BRANDES GLOBAL EQUITY FUND
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[3]
BRANDES GLOBAL EQUITY FUND | Class C | BRANDES GLOBAL EQUITY FUND
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[4]
BRANDES GLOBAL EQUITY FUND | Class I | BRANDES GLOBAL EQUITY FUND
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
BRANDES GLOBAL EQUITY FUND | Class R6 | BRANDES GLOBAL EQUITY FUND
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
BRANDES EMERGING MARKETS VALUE FUND | Class A | BRANDES EMERGING MARKETS VALUE FUND
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[5]
BRANDES EMERGING MARKETS VALUE FUND | Class C | BRANDES EMERGING MARKETS VALUE FUND
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[6]
BRANDES EMERGING MARKETS VALUE FUND | Class I | BRANDES EMERGING MARKETS VALUE FUND
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
BRANDES EMERGING MARKETS VALUE FUND | Class R6 | BRANDES EMERGING MARKETS VALUE FUND
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
BRANDES INTERNATIONAL SMALL CAP EQUITY FUND | Class A | BRANDES INTERNATIONAL SMALL CAP EQUITY FUND
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[7]
BRANDES INTERNATIONAL SMALL CAP EQUITY FUND | Class C | BRANDES INTERNATIONAL SMALL CAP EQUITY FUND
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[8]
BRANDES INTERNATIONAL SMALL CAP EQUITY FUND | Class I | BRANDES INTERNATIONAL SMALL CAP EQUITY FUND
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
BRANDES INTERNATIONAL SMALL CAP EQUITY FUND | Class R6 | BRANDES INTERNATIONAL SMALL CAP EQUITY FUND
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
BRANDES SMALL CAP VALUE FUND | Class A | BRANDES SMALL CAP VALUE FUND
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[9]
BRANDES SMALL CAP VALUE FUND | Class I | BRANDES SMALL CAP VALUE FUND
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
BRANDES SMALL CAP VALUE FUND | Class R6 | BRANDES SMALL CAP VALUE FUND
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
BRANDES CORE PLUS FIXED INCOME FUND | Class A | BRANDES CORE PLUS FIXED INCOME FUND
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[10]
BRANDES CORE PLUS FIXED INCOME FUND | Class I | BRANDES CORE PLUS FIXED INCOME FUND
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
BRANDES CORE PLUS FIXED INCOME FUND | Class R6 | BRANDES CORE PLUS FIXED INCOME FUND
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[10]
BRANDES SEPARATELY MANAGED ACCOUNT RESERVE TRUST | BRANDES SEPARATELY MANAGED ACCOUNT RESERVE TRUST Shares
Prospectus [Line Items]
Shareholder Fee, Other	$ 0

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million may apply to certain investments in Class A shares of $1 million or more that are redeemed within 12 months of the date of purchase.
[2]	A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor. For additional information, please see the “Terms of the Conversion Feature” section of the Fund’s statutory prospectus.
[3]	A contingent deferred sales charge (“CDSC”) of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million may apply to certain investments in Class A shares of $1 million or more that are redeemed within 12 months of the date of purchase.
[4]	A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor. For additional information, please see the “Terms of the Conversion Feature” section of the Fund’s statutory prospectus.
[5]	A contingent deferred sales charge (“CDSC”) of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million may apply to certain investments in Class A shares of $1 million or more that are redeemed within 12 months of the date of purchase.
[6]	A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor. For additional information, please see the “Terms of the Conversion Feature” section of the Fund’s statutory prospectus.
[7]	A contingent deferred sales charge (“CDSC”) of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million may apply to certain investments in Class A shares of $1 million or more that are redeemed within 12 months of the date of purchase.
[8]	A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor. For additional information, please see the “Terms of the Conversion Feature” section of the Fund’s statutory prospectus.
[9]	A contingent deferred sales charge (“CDSC”) of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million may apply to certain investments in Class A shares of $1 million or more that are redeemed within 12 months of the date of purchase.
[10]	A contingent deferred sales charge (“CDSC”) of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million may apply to certain investments in Class A shares of $1 million or more that are redeemed within 12 months of the date of purchase.